Earnings per Common Share - € / shares		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [Abstract]
Basic	[1],[2]	€ (1.66)	€ 0.03	€ (1.59)	€ 0.09
Diluted	[1],[2]	€ (1.66)	€ 0.03	€ (1.59)	€ 0.09
Number of shares in million [Abstract]
Denominator for basic earnings per share, weighted-average shares outstanding		2,114	2,104	2,105.5	2,100
Denominator for diluted earnings per share, adjusted weighted-average shares after assumed conversions		2,114	2,155.3	2,105.5	2,153.2

[1]	Due to the net loss situation for the three and six months ended June 30, 2019 potentially dilutive shares are generally not considered for the EPS calculation, because to do so would decrease the net loss per share. Under a net income situation however, the number of adjusted weighted average shares after assumed conversion would have been increased by 49million shares and 51.5million shares for the three and six months ended June 30, 2019, respectively.
[2]	Earnings were adjusted by EUR330million before tax and EUR292million net of tax for the coupons paid on Additional Tier 1 Notes in April 2019 and April 2018, respectively. In 2019 the tax impact is recognized in net income (loss) directly. The coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation in accordance with IAS 33.